Schedule of Investments

January 31, 2026 (Unaudited)

LSV Disciplined Value ETF

	Shares	Value (000)
Common Stock (99.7%)††
Communication Services (15.9%)
Alphabet, Cl A	71,109	$24,035
Alphabet, Cl C	61,000	20,650
AT&T	120,662	3,163
Comcast, Cl A	148,276	4,411
Electronic Arts	28,555	5,823
Fox, Cl A	55,259	4,022
Match Group	56,180	1,750
Meta Platforms, Cl A	23,025	16,497
Netflix*	27,630	2,307
Verizon Communications	93,937	4,182
Versant Media Group*	5,931	193
Yelp, Cl A*	36,839	1,009
ZoomInfo Technologies, Cl A*	185,129	1,490
		89,532

Consumer Discretionary (10.6%)
ADT	185,129	1,481
Amazon.com*	91,600	21,921
APTIV PLC*	25,793	1,954
Autoliv	28,555	3,462
BorgWarner	44,100	2,091
Dick's Sporting Goods	9,210	1,860
eBay	57,096	5,208
Expedia Group	12,893	3,415
Gap	93,936	2,628
General Motors	65,397	5,493
Mattel*	139,072	2,905
PVH	28,548	1,780
Tapestry	14,728	1,869
Tesla*	9,210	3,964
		60,031

Consumer Staples (3.5%)
Altria Group	74,596	4,624
Ingredion	10,118	1,195
Kroger	49,739	3,126
Maplebear*	57,103	2,122
Molson Coors Beverage, Cl B	55,266	2,655
PepsiCo	21,184	3,254
Target	28,545	3,011
		19,987
Energy (2.2%)
Devon Energy	78,287	3,148
ExxonMobil	20,249	2,863
Halliburton	93,022	3,118
Marathon Petroleum	18,420	3,246
		12,375

Financials (12.4%)
Allstate	14,735	2,932

LSV Disciplined Value ETF

	Shares	Value (000)
Financials (continued)
American International Group	28,539	$2,137
Bank of America	55,266	2,940
Bank of New York Mellon	28,548	3,423
Berkshire Hathaway, Cl B*	9,200	4,421
Citigroup	38,678	4,475
Citizens Financial Group	37,760	2,378
Federated Hermes, Cl B	43,283	2,306
Fiserv*	10,128	645
Globe Life	13,815	1,937
Goldman Sachs Group	6,446	6,030
JPMorgan Chase	31,322	9,582
MGIC Investment	55,259	1,488
Morgan Stanley	13,827	2,528
Old Republic International	64,475	2,525
PayPal Holdings	46,960	2,474
Popular	19,328	2,581
State Street	37,756	4,941
Synchrony Financial	36,839	2,676
Unum Group	37,757	2,868
Visa, Cl A	7,364	2,370
Wells Fargo	28,548	2,583
		70,240

Health Care (12.5%)
Align Technology*	12,900	2,103
Amgen	9,210	3,149
Biogen*	18,419	3,313
Bristol-Myers Squibb	129,856	7,149
CVS Health	35,912	2,676
Elevance Health	7,364	2,546
Exelixis*	64,476	2,667
Gilead Sciences	43,283	6,144
Halozyme Therapeutics*	18,400	1,319
Harmony Biosciences Holdings*	78,287	2,859
HCA Healthcare	7,364	3,596
Incyte*	56,177	5,622
Jazz Pharmaceuticals*	14,723	2,422
Johnson & Johnson	17,708	4,024
Merck	70,923	7,821
Pfizer	421,300	11,139
Regeneron Pharmaceuticals	2,400	1,779
		70,328

Industrials (6.2%)
Caterpillar	3,300	2,169
Delta Air Lines	37,760	2,488
FedEx	14,736	4,749
Genpact	64,467	2,843
Lockheed Martin	7,368	4,673
Mueller Industries	28,540	3,885
Oshkosh	21,184	3,047
Owens Corning	18,420	2,207

Schedule of Investments

January 31, 2026 (Unaudited)

LSV Disciplined Value ETF

	Shares	Value (000)
Industrials (continued)
Science Applications International	11,600	$1,180
Textron	37,750	3,324
Uber Technologies*	28,539	2,285
United Airlines Holdings*	18,419	1,885
		34,735

Information Technology (32.3%)
Adobe*	20,300	5,953
Amdocs	19,327	1,584
Apple	103,153	26,766
Applied Materials	23,946	7,718
Broadcom	15,657	5,187
Cirrus Logic*	31,500	4,106
Cisco Systems	119,800	9,383
Cognizant Technology Solutions, Cl A	28,540	2,342
Dell Technologies, Cl C	37,748	4,320
Dropbox, Cl A*	93,937	2,394
F5*	6,447	1,777
Fortinet*	19,335	1,571
Gen Digital	93,016	2,231
HP	93,016	1,808
Jabil	13,820	3,278
Lam Research	29,504	6,888
Micron Technology	36,847	15,287
Microsoft	43,287	18,626
NVIDIA	175,004	33,449
Oracle	11,964	1,969
Qorvo*	28,539	2,229
QUALCOMM	46,050	6,981
Skyworks Solutions	43,276	2,413
Twilio, Cl A*	19,335	2,329
Western Digital	35,912	8,986
Zoom Communications, Cl A*	28,500	2,625
		182,200

Materials (2.0%)
Crown Holdings	28,555	2,989
NewMarket	2,763	1,853
Newmont	36,839	4,139
Steel Dynamics	13,815	2,481
		11,462

Real Estate (1.2%)
Healthpeak Properties	93,943	1,620
Host Hotels & Resorts‡	141,845	2,628
Simon Property Group‡	13,820	2,644
		6,892
Utilities (0.9%)
Eversource Energy	43,283	2,992

LSV Disciplined Value ETF

	Shares	Value (000)
Utilities (continued)
UGI	54,800	$2,198
		5,190

TOTAL COMMON STOCK
(Cost $505,755)		562,972

Short-Term Investments (0.2%)
First American Treasury
Obligations Fund, Cl X, 3.600**	1,071,415	1,071

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,071)		1,071

Total Investments – 99.9%
(Cost $506,826)		$564,043

Percentages are based on Net Assets of $564,430 (000).

*	Non-income producing security.

**	The rate reported is the reported 7-day effective yield as of January 31, 2026

††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

‡	Real Estate Investment Trust.

Cl — Class

PLC — Public Limited Company

LSV-QH-009-1200

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